Investments (Portion of Unrealized Gains and Losses Relates to Equity Securities) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt and Equity Securities, FV-NI [Line Items]
Net gains (losses) recognized during the period		$ (848)	$ 1,072	$ 512
Less: Net (gains) losses recognized during the period on securities sold during the period		8	(346)	(16)
Unrealized gains (losses) recognized during the period on securities still held at period end	[1]	(840)	726	496
Virginia Electric and Power Company
Debt and Equity Securities, FV-NI [Line Items]
Net gains (losses) recognized during the period		(436)	552	224
Less: Net (gains) losses recognized during the period on securities sold during the period		(7)	(190)	(6)
Unrealized gains (losses) recognized during the period on securities still held at period end	[1]	$ (443)	$ 362	$ 218

[1]	Included in other income and the nuclear decommissioning trust regulatory liability as discussed in Note 2.